CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2024
CONVERTIBLE NOTES
CONVERTIBLE NOTES

16. CONVERTIBLE NOTES

In 2020, the Company issued $230,000 aggregate principal amount of convertible notes (the “2020 Notes”). Key terms are as follows:

Maturity date. The 2020 Notes mature on October 1, 2025.

Interest. Holders of the 2020 Notes are entitled to receive interest at 2.50% per annum on the outstanding principal, payable semi-annually in arrears on April 1 and October 1 of each year, beginning April 1, 2021.

16. CONVERTIBLE NOTES (Continued)

Conversion. The initial conversion rate is 27.2707 shares per $1,000 of principal, equivalent to an initial conversion price of approximately $36.67 per share. The 2020 Notes are convertible at any time prior to maturity, subject to adjustment for certain anti-dilution events and change in control provision. Upon conversion in connection with a change in control, additional shares may be issued based on an adjustment schedule tied to the effective date of the change and the price paid, compensating holders for time value lost on early exercise.

Redemption. The Company may redeem for cash all or part of the 2020 Notes at the Company’s option, on or after October 6, 2023, if the Company’s share price equals or exceeds 130% of the conversion price for 20 trading days within any 30 consecutive trading day period. Alternatively, the 2020 Notes can be redeemed at a price equal to the principal amount plus accrued interest if certain tax events occur.

As of December 31, 2023 and 2024, the carrying values of the convertible notes were $227,424 and $228,917, net of unamortized issuance costs of $2,576 and $1,083, respectively. The debt issuance costs are amortized using effective interest method at a rate of 3.18% over the period from September 16, 2020 to October 1, 2025. The Company recorded amortization expense of $1,447 and $1,493 for the years ended December 31, 2023 and 2024, respectively. Coupon interest of $5,750 was recorded for each of the years ended December 31, 2023 and 2024, of which $1,438 was not paid and was recorded in other payables as of December 31, 2023 and 2024.